Inventories (Tables)	9 Months Ended
Jun. 30, 2024
Disclosure Of Inventories [Abstract]
Summary of Inventories

(In thousands of Euros)	June 30, 2024	September 30, 2023
Raw materials	83,056	69,580
Work in progress	30,656	23,102
Finished goods	505,413	502,410
Total inventories at the lower of cost and net realizable value	619,125	595,092